Financial Risk Management - Credit Risk (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	R 13,566	R 10,780
Restricted investments	6,044	5,687
Restricted Investments Collective investment scheme combined (unit trust)
Disclosure of detailed information about financial instruments [line items]
Restricted investments	75	212
Equity investments
Disclosure of detailed information about financial instruments [line items]
Restricted investments	335	305
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	4,693	2,867
Restricted Cash and Investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	6,123	5,645
Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,011	379
AA Plus | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	3,598	2,093
AA Plus | Restricted Cash and Investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	5,722	5,411
AA Plus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	407	117
A Plus | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		774
A Plus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	227	135
AAA | Restricted Cash and Investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	401	234
AA | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	221	0
AA Minus | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,095
AA Minus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	R 156	R 127